Cover	Oct. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-33678
Entity Registrant Name	NovaBay Pharmaceuticals, Inc.
Entity Central Index Key	0001389545
Entity Tax Identification Number	68-0454536
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2000 Powell Street
Entity Address, Address Line Two	Suite 1150
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	899-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NBY
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false